Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Financial Assets and Financial Liabilities [Abstract]
Schedule of Cash and Cash Equivalents	(a) Cash and cash equivalents
	30 June 2025 $	30 June 2024 $	30 June 2023 $
Current assets
Cash at bank and on hand	29,116,835	18,575,040	11,699,066
	29,116,835	18,575,040	11,699,066

Schedule of Consolidated Statement of Cash Flows

The above figures reconcile to the amount of cash shown in the consolidated statement of cash flows at the end of the financial year and period, respectively, as follows:

	30 June 2025 $	30 June 2024 $	30 June 2023 $
Balances as above
Balances per statement of cash flows	29,116,835	18,575,040	11,699,066
	29,116,835	18,575,040	11,699,066

Schedule of Trade and Other Receivables

(b) Trade and other receivables

	30-Jun-25			30-Jun-24			30-Jun-23
		Non-			Non-			Non-
	Current	current	Total	Current	current	Total	Current	current	Total
	$	$	$	$	$	$	$	$	$
Trade receivables	-	-	-		-	-	104,708	-	104,708
Accrued receivables (i)	10,171,532	-	10,171,532	802,988	-	802,988	4,362,249	-	4,362,249
Other receivables	228,528	-	228,528	184,425	-	184,425	951	-	951
	10,400,060	-	10,400,060	987,413	-	987,413	4,467,908	-	4,467,908

Schedule of Trade and Other Payables

(c) Trade and other payables

		30-Jun-25			30-Jun-24			30-Jun-23
			Non-			Non-			Non-
		Current	current	Total	Current	current	Total	Current	current	Total
	Notes	$	$	$	$	$	$	$	$	$
Trade payables		6,347,397	-	6,347,397	6,434,524	-	6,434,524	2,956,528	-	2,956,528
Amounts due to employees	15(b)	-	-	-	490,335	-	490,335	252,487	169,202	421,689
Accrued expenses	-	2,750,662	-	2,750,662	1,680,442	-	1,680,442	1,568,189	-	1,568,189
Other payables		242,934	-	242,934	248,302		248,302	345,291	-	345,291
R&D advance		-	-	-	2,003,190	-	-	-	-	-
		9,340,993	-	9,340,993	10,856,793	-	8,853,603	5,122,495	169,202	5,291,697

Schedule of Other Financial Liabilities

(d) Other financial liabilities

	30 June 2025			30 June 2024
	Current	Non- current	Total	Current	Non- current	Total
	$	$	$	$	$	$
Diaprost contingent consideration	1,328,087	8,841,829	10,169,916	-	9,458,869	9,458,869
NanoMab contingent consideration*	1,832,833	4,899,858	6,732,691	2,594,015	5,709,332	8,303,347
NeoIndicate contingent consideration	-	1,870,454	1,870,454	-	439,102	439,102
Pivalate contingent consideration	225,245	1,933,981	2,159,226	-	1,775,926	1,775,926
Pharma15 deferred consideration	-	-	-	1,226,994	-	1,226,994
Pharma15 contingent consideration	-	1,134,164	1,134,164	-	1,347,293	1,347,293
TRIMT contingent consideration	-	8,423,667	8,423,667	1,369,290	6,915,443	8,284,733
UCLA contingent consideration	-	-	-	-	-	-
MD Anderson contingent consideration	35,172	1,573,034	1,608,206	-	1,461,324	1,461,324
Advanced payment liability	-	-	-	1,128,890	-	1,128,890
	3,421,337	28,676,987	32,098,324	6,319,189	27,107,289	33,426,478

*	Payment to be made in the form of ordinary shares in the company, based on the price of the 7 day volume weighted average price (VWAP) prior to the announcement of the milestone on the ASX.

Schedule of Financial Liabilities with Significant Estimation Uncertainty

(e) Financial liabilities with significant estimation uncertainty

Total
At 30 June 2025	$
Financial Liabilities
NanoMab contingent consideration	6,732,691
Diaprost contingent consideration	10,169,916
TRIMT contingent consideration	8,423,667
Pivalate contingent consideration	2,159,226
NeoIndicate contingent consideration	1,870,454
Pharma15 contingent consideration	1,134,164
MD Anderson contingent consideration	1,608,206
Advance payment liability	-
Total financial liabilities	32,098,324

Total
At 30 June 2024	$
Financial Liabilities
NanoMab contingent consideration	8,303,347
Diaprost contingent consideration	9,458,869
TRIMT contingent consideration	8,284,733
Pivalate contingent consideration	1,775,926
NeoIndicate contingent consideration	439,102
Pharma15 contingent consideration	1,347,293
Pharma15 deferred consideration	1,226,994
MD Anderson contingent consideration	1,461,324
Total financial liabilities	32,297,588